New standards, amendments and interpretations of standards	12 Months Ended
Dec. 31, 2023
New standards, amendments and interpretations of standards
New standards, amendments and interpretations of standards

5.      New standards, amendments, and interpretations of standards

5.1. New currently effective requirement

The following amended standards are effective for annual periods beginning on or after January 1, 2023. The following amended standards and interpretations did not have a material impact on the Company’s consolidated financial statements:

●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);
●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1);
●	Annual improvements to IFRS Standards 2018-2020; and
●	Amendment to IFRS 3, adding an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.
●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
●	Deferred tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12).
●

International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12) - The amendments to IAS 2 have been introduced in response to the Organisation for Economic Co-operation and Development (OECD) Base Erosion and Profit Shifting (BEPS) Pillar Two and include:

●	A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
●	Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

5.2. Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1st, 2024 and earlier application is permitted; however, the Company has not early adopted the new or amended standards in preparing these consolidated financial statements.

●     Classification of liabilities as current or non-current (Amendments to IAS 1)

●     Supplier Financial Arrangements (Amendments to IAS 7 and IFRS 7)